Consolidated Statements of Changes in Shareholders' Equity / (Deficit) - USD ($) shares in Thousands, $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]
Beginning Balance at Dec. 31, 2014		$ (89,578)		$ 5	$ 192,338	$ (728)	$ 40,520	$ (321,713)
Beginning Balance, Shares at Dec. 31, 2014				50,463
Stock-based compensation expense		861			861
Foreign currency translation adjustment		(6,733)	[1]				(6,733)
Exercise of Stock Options by Employees		63			63
Exercise of Stock Options by Employees, Shares				63
Shareholders contributions	[2],[3]	142,530		$ 1	142,529
Shareholders contributions, Shares				9,590
Repurchase of common stocks	[3]	(45,000)			(24,210)			(20,790)
Repurchase of common stocks, Shares				(1,598)
Net income for the year		(85,276)						(85,276)
Ending Balance at Dec. 31, 2015		(83,133)		$ 6	311,581	(728)	33,787	(427,779)
Ending Balance, Shares at Dec. 31, 2015				58,518
Stock issuance costs, net		2,470
Stock-based compensation expense		574			574
Foreign currency translation adjustment		(17,501)	[1]				(17,501)
Net income for the year		17,797						17,797
Ending Balance at Dec. 31, 2016		(82,263)		$ 6	312,155	(728)	16,286	(409,982)
Ending Balance, Shares at Dec. 31, 2016				58,518
Stock issuance costs, net		0
Stock-based compensation expense		4,289			4,289
Foreign currency translation adjustment		37	[1]				37
Issuance of common stock, value	[4]	253,529		$ 253,529
Issuance of common stock, shares	[4]			10,579
Net income for the year		42,366						42,366
Ending Balance at Dec. 31, 2017		217,958		$ 253,535	$ 316,444	$ (728)	$ 16,323	$ (367,616)
Ending Balance, Shares at Dec. 31, 2017				69,097
Stock issuance costs, net		$ 21,530

[1]	No tax impact
[2]	Net of issuance costs of $ 2,470.
[3]	See note 14.
[4]	Net of issuance costs of $21,530.